Vessels (Tables)	6 Months Ended
Jun. 30, 2019
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Vessels

Year	Lease Commitment
July 1 to December 31, 2019	4,097
2020	8,191
2021	8,191
2022	8,191

Minimum net lease payments	28,670
Less: present value discount	(3,319)

Total Obligations under operating lease (current and non-current portion)	25,351